AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund
AllianzGI Income & Growth Fund
Investment Objective
The Fund seeks total return comprised of current income, current gains and capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 110 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Income & Growth Fund		Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Income & Growth Fund	Class A	Class C	Class R
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.56%

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Income & Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Income & Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2012 was 129%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the Fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). Normally the Fund will employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s deterioration or default (High Yield Risk, Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/12-12/31/12	12.27%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	18.45%

Lowest 10/01/2008-12/31/2008	-20.58%

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Returns AllianzGI Income & Growth Fund	1 Year	Since Inception	Inception Date
Class A	(7.01%)	3.19%	Feb. 28, 2007
Class C	(3.21%)	3.62%	Feb. 28, 2007
Class R	(1.85%)	4.17%	Feb. 28, 2007
After Taxes on Distributions Class A	(9.79%)	(0.29%)
After Taxes on Distributions and Sale of Fund Shares Class A	(4.48%)	0.60%
Barclays Capital Aggregate Bond Index	7.84%	6.40%	Feb. 28, 2007
S&P 500 Index	2.11%	(0.16%)	Feb. 28, 2007
Lipper Flexible Portfolio Funds Average	(1.24%)	1.54%	Feb. 28, 2007

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.